March 20, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

Re:	ING Variable Products Trust

(File Nos. 033-73140 and 811-8220)

Ladies and Gentlemen:

On behalf of ING Variable Products Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 7, 2014, to the Prospectuses dated April 30, 2013 for ING International Value Portfolio.

The purpose of the filing is to submit the 497(e) filing dated March 7, 2014 in XBRL for the ING International Value Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com